Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value at December 31, 2025 and 2024.
Investments at Fair Value as of December 31, 2025

($ in thousands)	Level 1	Level 2	Level 3	Total
Equity:
Equity mutual funds	$6,552,765	$—	$—	$6,552,765
IBM Corporation common stock	1,573,853	—	—	1,573,853
Equity securities	16,502,777	4,886,356	342	21,389,474

Fixed income:
Government securities	—	4,488,490	—	4,488,490
Corporate bonds	—	2,236,113	52	2,236,165
Mortgage and asset-backed securities	—	265,652	—	265,652
Fixed income mutual funds	1,252,701	—	—	1,252,701

Cash and cash equivalents	38,363	—	—	38,363

Derivatives	88	29,981	—	30,069

Other mutual funds	862,255	—	—	862,255

Subtotal	26,782,801	11,906,593	394	38,689,787

Investments measured at net asset value using the NAV practical expedient (1)	—	—	—	18,781,805
Total investments at fair value	$26,782,801	$11,906,593	$394	$57,471,593

(1)Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient include commingled funds. Commingled funds may include 103-12 investments, common collective trusts, and pooled separate accounts.
Fair Value of Investments that Calculate Net Asset Value
The following table summarizes investments measured at fair value based on net asset value per share at December 31, 2025 and 2024, respectively:

($ in thousands)
Investments at Fair Value:	2025	2024

Commingled Equity funds	$17,435,121	$14,684,492
Other funds	1,333,981	907,866
Short-term Investment funds	12,703	346,348
Total investments measured at net asset value using the NAV practical expedient	$18,781,805	$15,938,706

Investments at Fair Value as of December 31, 2024

($ in thousands)	Level 1	Level 2	Level 3	Total
Equity:
Equity mutual funds	$7,157,340	$—	$104	$7,157,443
IBM Corporation common stock	1,268,387	—	—	1,268,387
Equity securities	15,197,514	4,292,440	397	19,490,351

Fixed income:
Government securities	—	4,241,973	—	4,241,973
Corporate bonds	—	2,153,099	52	2,153,151
Mortgage and asset-backed securities	2,589	282,396	—	284,984
Fixed income mutual funds	1,183,181	—	—	1,183,181

Cash and cash equivalents	80,143	1,198	—	81,341

Derivatives	(10,596)	15,885	—	5,288

Other mutual funds	1,073,606	—	—	1,073,606

Subtotal	25,952,162	10,986,990	553	36,939,706

Investments measured at net asset value using the NAV practical expedient (1)	—	—	—	15,938,706
Total investments at fair value	$25,952,162	$10,986,990	$553	$52,878,411

(1)Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient include commingled funds. Commingled funds may include 103-12 investments, common collective trusts, and pooled separate accounts.